Tax - Deferred tax assets not recognised (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020
Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	£ 1,620	£ 1,626
Non-trade deficits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	1	1
Trading losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	£ 7	£ 6